INTANGIBLE ASSETS	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
NOTE C — INTANGIBLE ASSETS
On May 10, 2013, the Company entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with RedWeb Technologies Limited (“RedWeb”), a corporation incorporated and registered under the laws of England & Wales, to purchase certain assets of RedWeb (“Purchased Assets”) relating to its forensic tagging security system for a purchase price of £400,000 ($624,080). The Company completed the acquisition of the Purchased Assets on the same day. The Purchased Assets include RedWeb’s Sentry 500 Intruder Spray System, RedWeb’s Advanced Molecular Taggent Technology and all products relating thereto, certain intellectual property and supplies relating to the foregoing. £40,000 ($62,408) of the purchase price shall be held in escrow for up to one year to be applied against the indemnification obligations of RedWeb pursuant to the Asset Purchase Agreement. This transaction was accounted for as an asset acquisition in accordance with ASC 805. The Company assigned $584,080 of the purchase price to intellectual property and the remaining $40,000 was for supplies, which were expensed during the year ended September 30, 2013.
The Company recorded impairment expense of $114,730 during the year ended September 30, 2013 related to certain intellectual property that was part of the purchased assets from RedWeb. The impairment related to two pending patents that were no longer valid as of September 30, 2013.
The identifiable intangible assets acquired and their carrying values at September 30, 2013 and 2012 are as follows:

	2013	2012
Trade secrets and developed technologies (Weighted average life of 7 years)	$—	$3,775,889
Patents (Weighted average life of 5 years)	—	34,257
Intellectual property (Weighted average life of 5 years)	584,080	—
Total identifiable intangible assets — Gross carrying value:	584,080	3,810,146
Less:
Accumulated amortization	(48,674)	(3,810,146)
Impairment charges	(114,730)	—
Intangible assets, net	$420,676	$—

Total amortization expense charged to operations for the years ended September 30, 2013 and 2012 were $163,404 (includes $114,730 of impairment expense) and $272,844, respectively.
The following table presents the estimated amortization expense of the intangible assets for each of the five succeeding years as of September 30, 2013:

Amount
2014	$90,145
2015	90,145
2016	90,145
2017	90,145
2018	60,096
Total	$420,676

NOTE B — INTANGIBLE ASSETS
The identifiable intangible assets acquired and their carrying values at September 30, 2012 and 2011 are as follows:

	2012	2011
Trade secrets and developed technologies (Weighted average life of 7 years)	$9,430,900	$9,430,900
Patents (Weighted average life of 5 years)	34,257	34,257
Total identifiable intangible assets – Gross carrying value:	9,465,157	9,465,157
Less:
Accumulated amortization	(3,810,146)	(3,537,302)
Impairment (2006)	(5,655,011)	(5,655,011)
Net	$0	$272,844
Residual value	$0	$0

Total amortization expense charged to operations for the years ended September 30, 2012 and 2011 were $272,844 and $363,791, respectively.